SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended			7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	May 06, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2022 HKD ($)
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Cash equivalents				$ 465,254	$ 87,898	$ 465,254
Investment held in trust account				60,752,079	62,676,305	60,752,079
Escrow Deposit					600,000
Federal depository insurance coverage				250,000	250,000	250,000
Uninsured amount				215,254	0	215,254
Deffered offering costs charged to additional paid-in capital				3,722,527	3,722,527
Deferred offering cost				300,000	300,000	300,000
Additional paid-in capital upon completion				3,974,257	3,974,257
Temporary equity ordinay shares redemption				60,752,079	63,276,305	60,752,079
Investment held in trust account				60,752,079	$ 62,676,305	60,752,079
Unrecognized tax benefits				0		0
Accrued interest and penalties				0		$ 0
Accretion of ordinary share subject to redemption value				$ 5,446,336
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Receivables from customers net of allowance										$ 62,263
Impairment of long-lived assets							$ 0	0
Deferred tax asset gross								6,616,606		6,103,318
Deferred tax liability								0		0
Valuation allowance								6,616,606		$ 6,103,318	$ 6,318,178
Penalties or interest							$ 0	0
North Water Investment Group Holdings Limited [Member] | UNITED STATES
Restructuring Cost and Reserve [Line Items]
Foreign currency exchange calculated rate				1.00		1.00				1.00
North Water Investment Group Holdings Limited [Member] | HONG KONG
Restructuring Cost and Reserve [Line Items]
Foreign currency exchange calculated rate				7.7335		7.7335				7.7335
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Cash equivalents									$ 10,000,000
Receivables from customers net of allowance		$ 62,263								$ 62,263
Impairment of long-lived assets		0	$ 0
Deferred tax asset gross		5,463,444								6,103,318
Deferred tax liability		0								0
Valuation allowance		5,463,444	5,907,746					$ 6,616,606		$ 6,103,318
Receivables from customers net of allowance		0	0
Deposit write-off	$ (4,604)	$ (36,000)